Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS	The following table sets forth the computation of basic and diluted EPS for the years ended September 30, 2023 and 2024:
	As of September 30,
	2022	2023	2024
Numerator:
Numerator for basic and diluted earnings per share – net income attributable to the SU Group Holdings Limited’s shareholders (in HK$)	7,762,677	9,697,369	10,653,488

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	12,000,000	12,000,000	13,027,752

Earnings per share – basic and diluted (in HK$)	0.65	0.81	0.82
	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Outstanding warrant	—	—	62,500